Condensed Statements of Stockholders' Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Balances at Dec. 31, 2018	$ 66,726	$ 1	$ 126,925		$ (60,200)
Balance (in shares) at Dec. 31, 2018		508
Common stock issued, net	(188)		(188)
Common stock issued (in shares)		43
Stock-based compensation	23,543		23,543
Other comprehensive loss	26			$ 26
Net loss	(56,957)				(56,957)
Balances at Dec. 31, 2019	$ 33,150	$ 1	150,280	26	(117,157)
Balance (in shares) at Dec. 31, 2019	551	551
Common stock issued (in shares)	5
Stock-based compensation	$ 1,047		1,047
Other comprehensive loss	(22)			(22)
Net loss	(7,701)				(7,701)
Balances at Mar. 31, 2020	$ 26,474	$ 1	151,327	4	(124,858)
Balance (in shares) at Mar. 31, 2020	556
Balances at Dec. 31, 2019	$ 33,150	$ 1	150,280	26	(117,157)
Balance (in shares) at Dec. 31, 2019	551	551
Net loss	$ (25,601)
Balances at Sep. 30, 2020	$ 30,538	$ 7	173,289		(142,758)
Balance (in shares) at Sep. 30, 2020	2,898
Balances at Dec. 31, 2019	$ 33,150	$ 1	150,280	26	(117,157)
Balance (in shares) at Dec. 31, 2019	551	551
Common stock issued, net	$ 11,625	$ 5	11,620
Common stock issued (in shares)		2,551
Warrants issued, net	7,492		7,492
Exercise of warrants	827	$ 1	826
Exercise of warrants (in shares)		74
Common stock issued pursuant to the vesting of restricted stock units and ESPP	42		42
Common stock issued pursuant to the vesting of restricted stock units and ESPP (in shares)		13
Stock-based compensation	4,082		4,082
Other comprehensive loss	(26)			(26)
Net loss	(36,045)				(36,045)
Balances at Dec. 31, 2020	$ 21,147	$ 7	174,342		(153,202)
Balance (in shares) at Dec. 31, 2020	3,189	3,189
Balances at Mar. 31, 2020	$ 26,474	$ 1	151,327	4	(124,858)
Balance (in shares) at Mar. 31, 2020	556
Common stock issued, net	$ 5,284	2	5,282
Common stock issued (in shares)	889
Warrants issued, net	$ 3,464		3,464
Exercise of warrants	$ 827	1	826
Exercise of warrants (in shares)	73
Common stock issued pursuant to the vesting of restricted stock units and employee stock purchase plan	$ 27		27
Common stock issued pursuant to the vesting of restricted stock units and employee stock purchase plan (in shares)	9
Stock-based compensation	$ 1,033		1,033
Other comprehensive loss	(4)			$ (4)
Net loss	(10,121)				(10,121)
Balances at Jun. 30, 2020	$ 26,984	4	161,959		(134,979)
Balance (in shares) at Jun. 30, 2020	1,527
Common stock issued, net	$ 6,341	3	6,338
Common stock issued (in shares)	1,371
Warrants issued, net	$ 4,028		4,028
Stock-based compensation	964		964
Net loss	(7,779)				(7,779)
Balances at Sep. 30, 2020	$ 30,538	7	173,289		(142,758)
Balance (in shares) at Sep. 30, 2020	2,898
Balances at Dec. 31, 2020	$ 21,147	$ 7	174,342		(153,202)
Balance (in shares) at Dec. 31, 2020	3,189	3,189
Common stock issued, net	$ 65		65
Common stock issued (in shares)	35
Stock-based compensation	$ 1,169		1,169
Stock-based compensation (In shares)	35
Net loss	$ (7,236)				(7,236)
Balances at Mar. 31, 2021	$ 15,145	$ 7	175,576		(160,438)
Balance (in shares) at Mar. 31, 2021	3,259
Balances at Dec. 31, 2020	$ 21,147	$ 7	174,342		(153,202)
Balance (in shares) at Dec. 31, 2020	3,189	3,189
Net loss	$ (16,783)
Balances at Sep. 30, 2021	$ 21,549	$ 7	191,527		(169,985)
Balance (in shares) at Sep. 30, 2021	7,042
Balances at Mar. 31, 2021	$ 15,145	7	175,576		(160,438)
Balance (in shares) at Mar. 31, 2021	3,259
Common stock issued, net	$ 10,645		10,645
Common stock issued (in shares)	2,582
Common stock issued pursuant to the vesting of restricted stock units and employee stock purchase plan	$ 26		26
Common stock issued pursuant to the vesting of restricted stock units and employee stock purchase plan (in shares)	6
Stock-based compensation	$ 696		696
Stock-based compensation (In shares)	56
Net loss	$ (5,249)				(5,249)
Balances at Jun. 30, 2021	$ 21,263	7	186,943		(165,687)
Balance (in shares) at Jun. 30, 2021	5,903
Common stock issued, net	$ 4,350		4,350
Common stock issued (in shares)	1,139
Warrants issued, net	$ 132		132
Stock-based compensation	102		102
Net loss	(4,298)				(4,298)
Balances at Sep. 30, 2021	$ 21,549	$ 7	$ 191,527		$ (169,985)
Balance (in shares) at Sep. 30, 2021	7,042